SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Carrying Amount of Goodwill, included in the Wafer and Module Segment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill
Impairment of goodwill			$ 6,160,545